6. Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7.	INTANGIBLE ASSETS, NET

Identifiable intangible assets comprise of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$130,000	$270,000	$400,000	$100,000	$300,000
Copyrights	35,000	11,375	$23,625	35,000	8,750	$26,250
Total	$435,000	$141,375	$293,625	$435,000	$108,750	$326,250

Amortization expense in connection with the photographic agreements and copyrights for the nine months ended September 30, 2018 and 2017 was $32,625 and is included in cost of revenue in the consolidated statements of operations. Estimated amortization expense over the next five years is $43,500 per year.

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$100,000	$300,000	$400,000	$60,000	$340,000
Copyrights	35,000	8,750	26,250	35,000	5,250	29,750
Total	$435,000	$108,750	$326,250	$435,000	$65,250	$369,750

Amortization expense in connection with the photographic agreements and copyrights for the twelve months ended December 31, 2017 and 2016 was $43,500 and $43,500, respectively and is included in depreciation and amortization expense in the consolidated statements of operations. Estimated amortization expense over the next five years is $43,500 per year.